UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4871

General California Municipal Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	5/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General California Municipal Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We present to you this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2008, through May 31, 2009.

While most financial markets went on a wild ride during the fund’s reporting period, money market yields generally moved in one direction — down — trending alongside short-term interest rates to historical lows. The Federal Reserve Board’s target of 0% to 0.25% for the overnight federal funds rate along with historic levels of demand for “cash” have served as anchors for money market yields in a domestic economy that has struggled with a 6.3% annualized contraction over the fourth quarter of 2008 and a 5.7% revised estimate of economic contraction during the first quarter of 2009.

The stock and bond markets’ enormous swings have caused investors to wonder if the markets are forecasting sustainable economic improvement, or could this be a bear market rally where securities reach such depressed levels that even the slightest hint of good news lifts prices.We generally have remained cautious in the absence of real economic progress, but the market’s gyrations illustrate an important feature of many rallies — when they snap back, the rebounds are often quick and sharp, potentially leaving investors on the sidelines. That’s why we encourage you to speak regularly with your financial consultant, who can discuss with you the potential benefits of adhering to a long-term investment strategy while still being considerate of your current liquid asset needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation June 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2008, through May 31, 2009, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2009, General California Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.44% and 0.06%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.44% and 0.06%, respectively.1

Yields of tax-exempt money market instruments declined to historically low levels during the reporting period as the Federal Reserve Board (the “Fed”) slashed short-term interest rates to combat a faltering U.S. economy and an ongoing financial crisis.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a portfolio of high-quality, municipal money market instruments that provide income exempt from federal and California state personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in California’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Money Market Yields Plunged During the Downturn

By the time the reporting period began, economic conditions had deteriorated sharply as a result of weakness in housing markets, rising unemployment and declining consumer confidence, plunging the U.S. economy into its longest and most severe recession since the 1930s. In response, the Fed implemented several reductions in the overnight federal funds rate, and the reporting period began with a federal funds rate of just 1%.

In addition, a credit crisis escalated into a full-blown global financial crisis in the wake of the bankruptcy of investment bank Lehman Brothers and the failures of other major financial institutions in September 2008. Dealers and insurers of municipal money market instruments also were punished during the crisis by severe investment losses and lack of investor confidence. These developments caused dislocations among short-term money market instruments, including tax-exempt variable rate demand notes (“VRDNs”), and a surge in redemptions from some funds. In an effort to shore up investor confidence, the U.S. Department of the Treasury initiated several remedial measures, including the Temporary Guarantee Program for Money Market Funds.These measures calmed investors to a degree, and yields among VRDNs returned to normalized levels during the reporting period. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

After the start of the reporting period, the Fed continued its attempts to restore stability to the credit markets with massive injections of liquidity and an additional rate cut, which drove the Fed’s target range for the federal funds rate to a record low of between 0% and 0.25% by the end of 2008.As a result, money market yields fell to historically low levels.

The financial crisis and economic downturn put severe pressure on the fiscal conditions of many states and municipalities, which faced weak housing markets, rising unemployment, reduced tax collections and intensifying demands on social services programs. California was particularly hard-hit, especially when several proposals by the governor to balance the state budget were defeated in a special election.

Amid Turmoil, a Focus on Quality and Liquidity

We focused throughout the reporting period on direct-obligation, high-quality municipal securities that have been independently approved for the fund by our credit analysts. We generally avoided money market instruments from California issuers that we regarded as vulnerable to the state’s budget problems.

We set the fund’s weighted average maturity in a range that was shorter than industry averages in case of unexpected liquidity needs. However, yield differences have remained relatively narrow along the market’s maturity range, so this conservative positioning did not detract materially from the fund’s performance.

Preserving Capital Is Our Priority

Robust issuance of tax-exempt municipal notes in California and risk aversion among many investors has created a bifurcated market.Yields of instruments from issuers with questionable credit profiles generally have been higher than yields from issuers who are relatively insulated from the downturn. Nonetheless, we believe the prudent course is to refrain from chasing higher yields, instead maintaining a conservative credit selection strategy with an emphasis on preservation of capital and liquidity.

June 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced annualized and annualized effective yields of –0.02%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2008 to May 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2009

	Class A	Class B
Expenses paid per $1,000†	$ 3.09	$ 4.94
Ending value (after expenses)	$1,002.20	$1,000.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2009

	Class A	Class B
Expenses paid per $1,000†	$ 3.13	$ 4.99
Ending value (after expenses)	$1,021.84	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of .62% for Class A shares and .99% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—98.5%	Rate (%)	Date	Amount ($)		Value ($)
California—95.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.29	6/7/09	14,305,000	[a]	14,305,000
Alameda County Industrial
Development Authority, Revenue
(Golden West Paper Converting
Corporation Project) (LOC;
Comerica Bank)	1.50	6/7/09	3,315,000	[a]	3,315,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	2,340,000	[a]	2,340,000
Alameda County Industrial
Development Authority, Revenue
(Pacific Paper Tube, Inc. Project)
(LOC; Wells Fargo Bank)	0.48	6/7/09	2,175,000	[a]	2,175,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California State
Teachers Retirement System)	0.68	6/7/09	2,960,000	[a]	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corporation
Project) (LOC; Bank of the West)	0.73	6/7/09	3,000,000	[a]	3,000,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership Project)
(LOC; Wells Fargo Bank)	0.48	6/7/09	2,135,000	[a]	2,135,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	2,630,000	[a]	2,630,000
Alameda County Industrial
Development Authority, Revenue
(United Manufacturing
Assembly, Inc. Project)
(LOC; Wells Fargo Bank)	0.50	6/7/09	2,000,000	[a]	2,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California,
Economic Recovery Bonds	5.00	7/1/09	4,100,000		4,111,017
California,
Economic Recovery Bonds	5.00	7/1/09	21,610,000		21,669,307
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.00	6/7/09	29,650,000	[a]	29,650,000
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	0.20	6/1/09	1,500,000	[a]	1,500,000
California,
GO Notes
(Kindergarten-University)
(LOC: Citibank NA, National
Australia Bank and State
Street Bank and Trust Co.)	0.20	6/1/09	14,900,000	[a]	14,900,000
California,
GO Notes (LOC: Bank of
America, Bank of Nova
Scotia and Landesbank
Hessen-Thuringen Girozentrale)	0.20	6/7/09	9,700,000	[a]	9,700,000
California,
GO Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.16	6/1/09	10,695,000	[a]	10,695,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.00	6/7/09	24,000,000	[a]	24,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.20	6/1/09	7,660,000	[a]	7,660,000
California Economic Development
Financing Authority, IDR
(Scientific Specialties Project)
(LOC; Bank of America)	0.50	6/7/09	1,045,000	[a]	1,045,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Economic Development
Financing Authority, IDR
(Vortech Engineering, Inc.
Project) (LOC; U.S. Bank NA)	0.50	6/7/09	1,915,000	[a]	1,915,000
California Educational Facilities
Authority, Revenue (Chapman
University) (LOC; Bank of America)	0.20	6/1/09	2,300,000	[a]	2,300,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC;
Allied Irish Banks)	0.45	6/7/09	3,635,000	[a]	3,635,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)	0.50	6/7/09	11,155,000	[a]	11,155,000
California Enterprise Development
Authority, IDR (JBR, Inc.
Project) (LOC; U.S. Bank NA)	0.49	6/7/09	10,000,000	[a]	10,000,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (U.S. Bank NA)	0.49	6/7/09	7,300,000	[a]	7,300,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation
Project) (LOC; Bank of the West)	0.49	6/7/09	4,220,000	[a]	4,220,000
California Enterprise Development
Authority, IDR (Tri Tool Inc.
Project) (LOC; Comerica Bank)	1.14	6/7/09	10,000,000	[a]	10,000,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	1.14	6/7/09	1,400,000	[a]	1,400,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	1.14	6/7/09	1,397,050	[a]	1,397,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Bank)	0.89	6/7/09	3,750,000	[a]	3,750,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.72	6/7/09	3,900,000	[a]	3,900,000
California Infrastructure and
Economic Development
Bank, IDR (Surtec, Inc.
Project) (LOC; Comerica Bank)	1.14	6/7/09	1,650,000	[a]	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California State
Teachers Retirement System)	0.53	6/7/09	2,435,000	[a]	2,435,000
California Infrastructure and
Economic Development Bank,
Revenue (India Community
Center, Inc.) (LOC;
Bank of America)	0.20	6/1/09	6,000,000	[a]	6,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center)
(LOC; Bank of America)	0.22	6/1/09	12,900,000	[a]	12,900,000
California Municipal Finance
Authority, Revenue (Vacaville
Christian Schools Project)
(LOC; Allied Irish Banks)	0.44	6/7/09	7,000,000	[a]	7,000,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil, Inc. Project)
(LOC; Bank of The West)	0.63	6/7/09	6,035,000	[a]	6,035,000
California Pollution Control
Financing Authority, PCR
(Southdown, Inc. Project)
(LOC; Wachovia Bank)	0.50	6/30/09	8,000,000	[a]	8,000,000
California Pollution Control
Financing Authority,
SWDR (Bay Counties
Waste Services, Inc. Project)
(LOC; Comerica Bank)	1.50	6/7/09	5,310,000	[a]	5,310,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(BLT Enterprises of Fremont
LLC Project) (LOC; Union
Bank of California)	0.67	6/7/09	7,170,000	[a]	7,170,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries, Inc.
Project) (LOC; U.S. Bank NA)	0.58	6/7/09	450,000	[a]	450,000
California Pollution Control
Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	715,000	[a]	715,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	0.63	6/7/09	3,395,000	[a]	3,395,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	0.63	6/7/09	7,840,000	[a]	7,840,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project)
(LOC; Bank of the West)	0.63	6/7/09	24,310,000	[a]	24,310,000
California Pollution Control Financing
Authority, SWDR (Desert
Properties LLC Project)
(LOC; Union Bank of California)	0.65	6/7/09	4,485,000	[a]	4,485,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	7,435,000	[a]	7,435,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	520,000	[a]	520,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	6,035,000	[a]	6,035,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	1,100,000	[a]	1,100,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	1,465,000	[a]	1,465,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.60	6/7/09	1,120,000	[a]	1,120,000
California Pollution Control
Financing Authority, SWDR
(MarBorg Industries Project)
(LOC; Wachovia Bank)	0.60	6/7/09	1,400,000	[a]	1,400,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	1.50	6/7/09	8,725,000	[a]	8,725,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	0.67	6/7/09	3,365,000	[a]	3,365,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica Bank)	1.50	6/7/09	3,595,000	[a]	3,595,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Wells Fargo Bank)	0.67	6/7/09	1,220,000	[a]	1,220,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.67	6/7/09	7,410,000	[a]	7,410,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	2,330,000	[a]	2,330,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union
Bank of California)	0.67	6/7/09	17,815,000	[a]	17,815,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.67	6/7/09	2,345,000	[a]	2,345,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union
Bank of California)	0.67	6/7/09	3,870,000	[a]	3,870,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union
Bank of California)	0.67	6/7/09	3,350,000	[a]	3,350,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	1.50	6/7/09	185,000	[a]	185,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	5,071,000	[a]	5,071,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	5,060,000	[a]	5,060,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union
Bank of California)	0.67	6/7/09	2,120,000	[a]	2,120,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	1.50	6/7/09	2,920,000	[a]	2,920,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank of California)	0.67	6/7/09	5,200,000	[a]	5,200,000
California School Boards
Association Finance Corporation,
COP, TRAN (California School
Cash Reserve Program)
(LOC; U.S. Bank NA)	3.00	7/6/09	26,400,000		26,433,738
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the West)	0.60	6/7/09	3,500,000	[a]	3,500,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	1.30	6/7/09	3,700,000	[a]	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	1.30	6/7/09	4,600,000	[a]	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	1.30	6/7/09	2,935,000	[a]	2,935,000
California Statewide Communities
Development Authority,
Revenue (The Culinary
Institute of America)
(LOC; Allied Irish Banks)	1.10	6/7/09	5,200,000	[a]	5,200,000
Commerce Joint Powers Financing
Authority, IDR (Precision Wire
Products, Inc. Project) (LOC;
Bank of America)	0.50	6/7/09	1,065,000	[a]	1,065,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC;
Bank of America)	0.64	6/7/09	1,140,000	[a]	1,140,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche Bank
AG and LOC; Deutsche Bank AG)	0.26	6/7/09	17,030,000	[a,b]	17,030,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish Banks)	0.55	6/7/09	19,885,000	[a]	19,885,000
Goleta Union School District,
GO Notes, TRAN	3.00	6/30/09	5,000,000		5,005,195
Grant Joint Union High School
District, COP (School Facility
Bridge Fund Program) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.25	6/7/09	5,420,000	[a]	5,420,000
Irvine Assessment District
Number 87-8, Limited
Obligation Improvement Bonds
(LOC; KBC Bank)	0.22	6/1/09	1,200,000	[a]	1,200,000
Irvine Assessment District Number
93-14, Limited Obligation
Improvement Bonds
(LOC; Bank of America)	0.15	6/1/09	7,800,000	[a]	7,800,000
Irvine Ranch Water District,
GO (Improvement District
Numbers 105, 140, 240 and 250)
(LOC; Bank of America)	0.20	6/1/09	3,000,000	[a]	3,000,000
Kern County Board of Education,
TRAN	2.00	9/8/09	2,900,000		2,903,250
Liberty Union High School
District, GO Notes, TRAN	3.00	7/2/09	2,500,000		2,502,712
Los Angeles Community
Redevelopment Agency, COP
(Broadway-Spring Center
Project) (LOC; Comerica Bank)	1.40	6/7/09	4,500,000	[a]	4,500,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Community
Redevelopment Agency, MFHR
(Views at 270) (LOC; Citibank NA)	0.50	6/7/09	1,685,000	[a]	1,685,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding (Liquidity
Facility; JPMorgan Chase Bank)	0.20	6/1/09	19,500,000	[a]	19,500,000
Los Angeles County School and
Community College Districts,
COP, TRAN (Los Angeles County
Schools Pooled Financing
Program) (Insured; FSA)	3.50	6/30/09	11,500,000		11,516,620
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel,
Inc. Project) (LOC; Comerica Bank)	1.52	6/7/09	1,660,000	[a]	1,660,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; California State
Teachers Retirement System)	0.72	6/7/09	3,000,000	[a]	3,000,000
Los Angeles Industrial Development
Authority, IDR (Wing Hing
Noodle Company Project)
(LOC; Comerica Bank)	1.52	6/7/09	1,525,000	[a]	1,525,000
Los Angeles Municipal Improvement
Corporation, LR, CP
(LOC; Bank of America)	0.40	8/14/09	4,000,000		4,000,000
Los Angeles Unified School
District, GO Notes, TRAN	3.00	7/30/09	10,000,000		10,023,616
Macon Trust Various Certificates
(Tustin Unified School
District) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	0.79	6/7/09	13,095,000	[a,b]	13,095,000
Metropolitan Water District of
Southern California, Water
Revenue, Refunding	3.00	7/1/09	3,000,000		3,003,164

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Orange County Fire Authority,
GO Notes, TRAN	3.00	6/30/09	17,000,000		17,018,665
Placentia,
GO Notes, TRAN	3.00	6/30/09	5,000,000		5,004,997
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.50	6/7/09	940,000	[a,b]	940,000
Puttable Floating Option Tax
Exempt Receipts (Japanese
Museum) (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch
Capital Services)	1.25	6/7/09	3,875,000	[a,b]	3,875,000
Puttable Floating Option Tax
Exempt Receipts (San Jose
Redevelopment Agency, MFHR
(101 San Fernando Apartments))
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.50	6/7/09	22,000,000	[a,b]	22,000,000
Riverside,
Water Revenue, Refunding
(Liquidity Facility; Bank of America)	0.15	6/7/09	13,400,000	[a]	13,400,000
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	1.07	6/7/09	2,250,000	[a]	2,250,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California State
Teachers Retirement System)	0.49	6/7/09	4,275,000	[a]	4,275,000
Roseville City School District,
GO Notes, TRAN	2.00	9/9/09	8,800,000		8,808,993
Roseville Joint Union High School
District, GO Notes, TRAN	2.00	9/9/09	8,000,000		8,008,175

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Sacramento County Housing
Authority, MFHR (Breckenridge
Village Apartments) (Liquidity
Facility; Citigroup Global Market
Holding and LOC; Citigroup
Global Market Holding)	1.52	6/7/09	10,690,000	[a,b]	10,690,000
Sacramento Suburban Water
District, COP, Refunding (LOC;
Allied Irish Banks)	0.35	6/7/09	12,450,000	[a]	12,450,000
San Jose Financing Authority,
LR (Civic Center Garage
Refunding Project) (LOC: Bank
of America and California State
Teachers Retirement System)	0.15	6/7/09	16,700,000	[a]	16,700,000
Santa Barbara School Districts,
GO Notes, TRAN	3.00	6/30/09	8,000,000		8,008,439
Santa Clara Unified School
District, GO Notes, TRAN	2.00	6/29/09	8,700,000		8,702,295
Santa Maria Joint Union High
School District, GO Notes, TRAN	3.00	6/30/09	4,000,000		4,004,156
Tahoe-Truckee Unified School
District, GO Notes, TRAN	2.00	9/9/09	8,100,000		8,108,278
Tulare-Porterville Schools
Financing Authority, COP
(Refinancing Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	2.00	6/7/09	5,075,000	[a]	5,075,000
Tustin Community Redevelopment
Agency, Revenue (Liquidity
Facility; Citigroup NA and
LOC; Citigroup NA)	1.11	6/7/09	2,000,000	[a,b]	2,000,000
Wells Fargo Stage Trust
(San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.34	6/7/09	7,000,000	[a,b]	7,000,000
Western Placer Unified School
District, GO Notes, TRAN	2.00	9/9/09	9,100,000		9,109,299

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related—2.9%
Eagle Tax-Exempt Trust
(Puerto Rico Sales Tax
Financing Corporation, Sales
Tax Revenue, BAN) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.64	6/7/09	14,000,000	[a,b]	14,000,000
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.60	6/7/09	5,000,000	[a]	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	2.39	6/7/09	4,940,000	[a,b]	4,940,000

Total Investments (cost $800,309,966)			98.5%		800,309,966

Cash and Receivables (Net)			1.5%		11,988,000

Net Assets			100.0%		812,297,966

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $95,570,000 or 11.8% of net assets.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	94.6
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	3.6
Not Rated[d]		Not Rated[d]		Not Rated[d]	1.8
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	800,309,966	800,309,966
Receivable for shares of Beneficial Interest subscribed		20,000,164
Interest receivable		4,276,785
Prepaid expenses		151,935
		824,738,850
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		425,147
Cash overdraft due to Custodian		3,506,656
Payable for shares of Beneficial Interest redeemed		8,493,230
Accrued expenses		15,851
		12,440,884
Net Assets ($)		812,297,966
Composition of Net Assets ($):
Paid-in capital		812,243,200
Accumulated net realized gain (loss) on investments		54,766
Net Assets ($)		812,297,966

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	744,846,316	67,451,650
Shares Outstanding	744,591,473	67,428,161
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2009 (Unaudited)

Investment Income ($):
Interest Income	4,942,135
Expenses:
Management fee—Note 2(a)	2,355,719
Shareholder servicing costs—Note 2(c)	286,417
Treasury insurance expense—Note 1(e)	187,971
Distribution and prospectus fees—Note 2(b)	78,795
Registration fees	48,945
Professional fees	41,773
Custodian fees—Note 2(c)	37,906
Trustees’ fees and expenses—Note 2(d)	26,085
Prospectus’ fees and shareholders’ reports	19,651
Miscellaneous	19,497
Total Expenses	3,102,759
Less—reduction in expense due to
undertaking—Note 2(a)	(17,462)
Less—reduction in shareholder servicing
costs due to undertaking—Note 2(c)	(18,760)
Less—reduction in fees due to earnings credits—Note 1(b)	(11,848)
Net Expenses	3,054,689
Investment Income—Net, representing net increase
in net assets resulting from operations	1,887,446

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2009	Year Ended
	(Unaudited)	November 30, 2008
Operations ($):
Investment income—net	1,887,446	17,013,310
Net realized gain (loss) on investments	—	54,766
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,887,446	17,068,076
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,863,865)	(15,652,016)
Class B Shares	(23,581)	(1,361,294)
Total Dividends	(1,887,446)	(17,013,310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	1,486,963,290	4,687,259,794
Class B Shares	97,173,033	188,316,234
Dividends reinvested:
Class A Shares	1,688,242	13,546,959
Class B Shares	23,581	1,348,434
Cost of shares redeemed:
Class A Shares	(1,645,513,955)	(4,327,273,226)
Class B Shares	(112,383,022)	(199,768,843)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(172,048,831)	363,429,352
Total Increase (Decrease) in Net Assets	(172,048,831)	363,484,118
Net Assets ($):
Beginning of Period	984,346,797	620,862,679
End of Period	812,297,966	984,346,797

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2009		Year Ended November 30,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.019	.031	.028	.017	.006
Distributions:
Dividends from
investment income—net	(.002)	(.019)	(.031)	(.028)	(.017)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.44[a]	1.94	3.12	2.87	1.74	.58
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62[a]	.58	.58	.58	.59	.65
Ratio of net expenses
to average net assets	.62[a,b]	.57	.58	.58[b]	.59[b]	.64
Ratio of net investment
income to average net assets	.43[a]	1.84	3.07	2.84	1.75	.59
Net Assets, end of period
($ x 1,000)	744,846	901,709	528,101	426,232	327,729	288,502

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2009		Year Ended November 30,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.015	.027	.024	.013	.002
Distributions:
Dividends from
investment income—net	(.000)[a]	(.015)	(.027)	(.024)	(.013)	(.002)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06[b]	1.51	2.69	2.46	1.33	.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09[b]	1.05	1.05	1.05	1.06	1.10
Ratio of net expenses
to average net assets	.99[b]	1.00	1.00	1.00	1.00	.98
Ratio of net investment income
to average net assets	.06[b]	1.49	2.66	2.45	1.44	.24
Net Assets, end of period
($ x 1,000)	67,452	82,638	92,762	78,168	64,598	16,920

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal and California state personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A shares and Class B shares. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, sub-accounting service fees amounted to $19,494 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U. generally accepted accounting principles, which may require the of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifica tions. The fund’s maximum exposure under these arrangements unknown.The fund does not anticipate recognizing any loss related these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amor tized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. “FairValue Measurements” (“FAS 157”). FAS 157 establishes an author itative definition of fair value, sets out a framework for measuring value, and requires additional disclosures about fair value measurements

Various inputs are used in determining the value of the fund’s invest ments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	800,309,966
Level 3—Significant Unobservable Inputs	—
Total	800,309,966

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2008 was all tax-exempt income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and has been further extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2009, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The expense reimbursement, pursuant to the undertaking amounted to $17,462 for Class B shares during the period ended May 31, 2009.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2009, Class B shares were charged $78,795 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2009, Class A shares were charged $103,652 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2008 through May 31, 2009 to reduce the expenses of the Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2009, Class B shares were charged $97,472 pursuant to the Class B Shareholder Services Plan, of which $18,760 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2009, the fund was charged $32,452 pursuant to the transfer agency agreement.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2009, the fund was charged $3,112 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2009, the fund was charged $37,906 pursuant to the custody agreement.

During the period ended May 31, 2009, the fund was charged $3,291 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $350,000, Rule 12b-1 distribution plan fees $11,495, shareholder services plan fees $17,242, custodian fees $39,813, transfer agency per account fees $10,970 and chief compliance officer fees $1,150, which are offset against an expense reimbursement currently in effect in the amount of $5,523.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	July 23, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)